5. GROUP STRUCTURE (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Group Structure
Net cash generated by operating activities	$ 211	$ 170	$ 224
Net cash used in investing activities	(86)	(86)	(221)
Net cash used in financing activities	(73)	(85)	(13)
Increase (decrease) in cash and cash equivalents from discontinued operations	52	(1)	(10)
Cash and cash equivalents at the begining of the year	9	1	10
Effect of devaluation and inflation on cash and cash equivalents	(8)	9	1
Increase (decrease) in cash and cash equivalents	52	(1)	(10)
Cash and cash equivalents at the end of the year	$ 53	$ 9	$ 1